Intangible assets, net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 6 — Intangible assets, net

Intangible assets consist of the following:

	Estimated Useful Life (In Years)	As of
		December 31, 2020	December 31, 2019
	(dollars in thousands)
Customer relationships	8	$4,234	$—
Tradename	10	3,500	—
Non-compete agreements	2	440	—
Technology	5	—	478
		8,174	478
Less: Accumulated amortization		(49)	(460)
Intangible assets, net		$8,125	18

Intangible assets amortization expense for the years ended December 31, 2020, 2019, and 2018 was $0.1 million, $0.1 million, $0.2 million, respectively. Technology was fully amortized and written off during the twelve months ending December 31, 2020 due to its obsolescence.